GENERAL INFORMATION - From Cash consideration received for sale of Bangladesh tower portfolio in 2023 (Details) $ / shares in Units, ৳ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Mar. 26, 2024 USD ($)	Mar. 01, 2024 $ / shares shares	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 BDT (৳) shares	Dec. 31, 2022 USD ($)
General information
Repayment of borrowings | $					$ 1,483	$ 1,098		$ 1,619
Beeline Kyrgyzstan cash generating unit
General information
Proportion of ownership interest in subsidiary	50.10%
Consideration received in cash | $	$ 32
Common shares
General information
Increase (decrease) in number of ordinary shares issued (in shares) | shares		92,459,532			14,543,449
Number of shares outstanding (in shares) | shares		1,849,190,667			1,849,190,667
Number of shares issued (in shares) | shares		1,849,190,667			1,849,190,667	1,756,731,135	1,756,731,135
Share issuance as a percentage of authorized shares		4.99%
Par value (USD per share) | $ / shares		$ 0.001
Veon Holdings B.V. RCF
General information
Repayment of borrowings | $			$ 805	$ 250
Banglalink Digital Communications Limited | Tower portfolio in Bangladesh
General information
Consideration received for PPE						$ 97	৳ 11,000
Legal and regulatory costs						$ 8	৳ 855